Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Changes in Company's Allowance for Accounts Receivable

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Beginning balance	$3,022	$2,908	$3,541	$3,373
Provision for doubtful accounts	3,736	3,538	7,717	7,096
Write-offs and adjustments	(3,661)	(3,203)	(8,161)	(7,226)

Balance at end of period	$3,097	$3,243	$3,097	$3,243

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2015	2014	2013
Beginning balance	$3,373	$1,901	$2,301
Provision for doubtful accounts	14,924	15,656	10,360
Write-offs and adjustments	(14,756)	(14,184)	(10,760)

Balance at end of period	$3,541	$3,373	$1,901